INTEREST AND OTHER FINANCE COSTS	12 Months Ended
Dec. 31, 2022
INTEREST AND OTHER FINANCE COSTS
INTEREST AND OTHER FINANCE COSTS

4 Interest and other finance costs

4.1 Interest income/(expense)

	2022	2021	2020
	$ million	$ million	$ million
Interest income	14	6	6
Interest expense:
Bank borrowings	(3)	(3)	(4)
Private placement notes	(39)	(46)	(42)
Lease liabilities	(6)	(7)	(6)
Corporate bond	(27)	(21)	(5)
Other	(5)	(3)	(5)
	(80)	(80)	(62)
Net interest expense	(66)	(74)	(56)

4.2 Other finance costs

		2022	2021	2020
	Notes	$ million	$ million	$ million
Retirement benefit net interest expense	18	(2)	(3)	(2)
Unwinding of discount		(9)	(10)	(11)
Other		3	(4)	6
Other finance costs		(8)	(17)	(7)